Average Annual Total Returns - International Small Cap Equity	Institutional 1 Year	Institutional 5 Year	Institutional SinceInception		Institutional Inception Date	Institutional After Taxes on Distributions 1 Year	Institutional After Taxes on Distributions 5 Year	Institutional After Taxes on Distributions SinceInception		Institutional After Taxes on Distributions Inception Date	Institutional After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional After Taxes on Distributions and Sale of Fund Shares 5 Year	Institutional After Taxes on Distributions and Sale of Fund Shares SinceInception		Institutional After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I 1 Year	Class I 5 Year	Class I SinceInception		Class I Inception Date	Class II 1 Year	Class II 5 Year	Class II SinceInception		Class II Inception Date	Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees or expenses) 1 Year		Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees or expenses) 5 Year		Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees or expenses) SinceInception		Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees or expenses) Inception Date
Total	9.82%	8.45%	5.93%	[1]	Oct. 01, 2013	9.91%	8.00%	5.53%	[1]	Oct. 01, 2013	6.01%	6.76%	4.74%	[1]	Oct. 01, 2013	9.69%	8.34%	5.85%	[1]	Dec. 31, 2013	9.55%	8.18%	5.67%	[1]	Nov. 18, 2013	14.24%	[2]	9.37%	[2]	6.76%	[1],[2]	Oct. 01, 2013	[2]

[1]	The Institutional Class Shares of the JOHCM International Small Cap Equity Fund commenced operations on October 1, 2013. Class II Shares commenced operations on November 18, 2013 and Class I Shares commenced operations on January 2, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares has been adjusted to reflect differences in expenses.
[2]	Index returns shown are net of withholding taxes.